Hedging activities - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about hedges [line items]
Net gains recognized in other comprehensive income from cash flow hedges	€ (38,000,000)	€ (102,000,000)	€ (301,000,000)
Entity hedge ratio	1
Borrowings	€ 11,396,000,000	11,907,000,000
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	106,000,000	146,000,000
Commodity contracts
Disclosure of detailed information about hedges [line items]
Notional amount of non-designated hedging instrument	215,000,000	29,000,000
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	4,488,000,000	5,199,000,000	4,221,000,000
Net gains recognized in other comprehensive income from cash flow hedges	5,000,000
Cash flow hedges | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Notional amount	1,306,000,000	2,079,000,000	2,225,000,000
Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,159,000,000	1,165,000,000	166,000,000
Borrowings	1,051,000,000	1,019,000,000
Net investment hedges
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Foreign currency contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,100,000,000	1,700,000,000	1,100,000,000
Commodity contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	1,400,000,000	€ 1,400,000,000	€ 900,000,000
Deal contingent foreign currency forwards | Cash flow hedges | Coca-Cola Beverages Philippines, Inc. (CBBPI)
Disclosure of detailed information about hedges [line items]
Notional amount	€ 636,000,000